Derivative Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021	Jul. 14, 2021
Derivative Liabilities [Line Items]
Number of warrants or rights outstanding		21,118,420
Estimated fair value of warrant liabilities	$ 53,219	$ 65,678
Change in fair value of derivative liabilities		12,459
Estimated fair value of earnout shares liability	$ 44,723	52,380
Earnout Shares [Member]
Derivative Liabilities [Line Items]
Change in fair value of derivative liabilities		$ 7,657
Number of shares vested		0
Public Warrants [Member]
Derivative Liabilities [Line Items]
Number of warrants or rights outstanding		12,218,420
Number of warrants exercised		330
Proceeds from warrant exercises		$ 4
Notice period to be given to warrant holders before redemption		30 days
Number of trading days after the date of notice for determining the fair market value of shares		10 days
Class of warrant or rights number of shares covered by each warrant or right		0.361
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Trigger Price Exceeds $18.00 [Member]
Derivative Liabilities [Line Items]
Newly issued share price		$ 18.00
Notice period to be given to warrant holders before redemption		30 days
Class of warrants or rights redemption price per unit of warrant		$ 0.01
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Trigger Price Exceeds $10.00 [Member]
Derivative Liabilities [Line Items]
Newly issued share price		$ 10.00
Notice period to be given to warrant holders before redemption		30 days
Class of warrants or rights redemption price per unit of warrant		$ 0.10
Private Placement Warrants [Member]
Derivative Liabilities [Line Items]
Number of warrants or rights outstanding		8,900,000
Private Placement Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Trigger Price One [Member]
Derivative Liabilities [Line Items]
Newly issued share price		$ 18.00
Private Placement Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Trigger Price Two [Member]
Derivative Liabilities [Line Items]
Newly issued share price		$ 10.00
Sponsor [Member] | Conversion of Warrants [Member] | Private Placement Warrants [Member]
Derivative Liabilities [Line Items]
Number of warrants or rights outstanding	8,900,000
Class of warrants or rights exercise price	$ 11.50
Common Class A [Member] | Earnout Shares [Member] | Share Price Equal Or Exceeds $15.00 Per Share [Member] | At least 2 Years Since the Closing [Member]
Derivative Liabilities [Line Items]
Number of trading days for share price determination	20 days
Total number of trading days in determining the share price	30 days
Number of shares vest subject to lock up provision	1,720,772
Share price	$ 15.00
Common Class A [Member] | Earnout Shares [Member] | Share Price Equal Or Exceeds $17.50 Per Share [Member] | At least 3 Years Since the Closing [Member]
Derivative Liabilities [Line Items]
Number of trading days for share price determination	20 days
Total number of trading days in determining the share price	30 days
Number of shares vest subject to lock up provision	1,720,771
Share price	$ 17.50
Common Class A [Member] | Earnout Shares [Member] | Share Price Equal Or Exceeds $20.00 Per Share [Member] | At least 4 Years Since the Closing [Member]
Derivative Liabilities [Line Items]
Number of trading days for share price determination	20 days
Total number of trading days in determining the share price	30 days
Number of shares vest subject to lock up provision	1,720,771
Share price	$ 20.00
Common Class A [Member] | Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Trigger Price One [Member]
Derivative Liabilities [Line Items]
Number of trading days for share price determination		20 days
Total number of trading days in determining the share price		30 days
Common Class A [Member] | Public Warrants [Member] | Minimum [Member] | Prospective Warrant Redemption [Member]
Derivative Liabilities [Line Items]
Newly issued share price		$ 10.00
Common Class A [Member] | Public Warrants [Member] | Maximum [Member] | Prospective Warrant Redemption [Member]
Derivative Liabilities [Line Items]
Newly issued share price		$ 18.00
Common Class A [Member] | Conversion of Warrants [Member] | Public Warrants [Member]
Derivative Liabilities [Line Items]
Number of warrants or rights outstanding	12,218,750
Class of warrants or rights exercise price	$ 11.50
Sponsor Shares [Member] | Merger Agreement [Member]
Derivative Liabilities [Line Items]
Common stock subject to lock up provision			1,720,772
Common stock subject to time based as well as price based vesting conditions			5,162,314